                     Supplement Dated June 29, 1998 to the
                      Prospectus Dated September 12, 1997

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                      NUVEEN FLAGSHIP MULTISTATE TRUST I
                  Nuveen Flagship Arizona Municipal Bond Fund
                 Nuveen Flagship Colorado Municipal Bond Fund
                  Nuveen Flagship Florida Municipal Bond Fund
           Nuveen Flagship Florida Intermediate Municipal Bond Fund
                      Nuveen Maryland Municipal Bond Fund
                Nuveen Flagship New Mexico Municipal Bond Fund
               Nuveen Flagship Pennsylvania Municipal Bond Fund
                 Nuveen Flagship Virginia Municipal Bond Fund

                                 ______________

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective June 29, 1998, for Nuveen Flagship Florida Intermediate Municipal Bond Fund of Nuveen Flagship Multistate Trust I, footnote 1 to the Class A Sales Charges and Commissions table on page 8 of the prospectus will be changed to read as follows:

(1) Nuveen pays Authorized Dealers a commission equal to the sum of 1% (0.75% and 0.50%, respectively, for Intermediate and Limited Term Funds) of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% (0.50% for Intermediate Funds) of any amount over $5 million. Unless the Authorized Dealer waived the commission, you may be assessed a contingent deferred sales charge
(CDSC) of 1% (0.75% and 0.50%, respectively, for Intermediate and Limited Term Funds) if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

Other references to the CDSC on redemptions of $1 million purchases of Class A Shares of the above-referenced funds elsewhere in the prospectus are similarly amended.
                                 ______________

Effective July 1, 1998, the following changes in portfolio managers will take effect:

Michael Davern will be the portfolio manager for the Arizona, Colorado and New Mexico Funds. He is currently a Vice President of Nuveen Advisory, and formerly a Vice President of Flagship Financial Inc.

Thomas O'Shaughnessy will be the portfolio manager of the Florida, Florida Intermediate and Pennsylvania Funds. He is currently a portfolio manager for Nuveen Advisory Corp.

Daniel Solender will be the portfolio manager of the Maryland and Virginia Funds. He is an Assistant Vice President of, and previously a portfolio manager for, Nuveen Advisory Corp.


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                          SUPPLEMENT DATED JUNE 29, 1998
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                           DATED SEPTEMBER 12, 1997

                                 -------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST I
                  Nuveen Flagship Arizona Municipal Bond Fund
                 Nuveen Flagship Colorado Municipal Bond Fund
                  Nuveen Flagship Florida Municipal Bond Fund
           Nuveen Flagship Florida Intermediate Municipal Bond Fund
                      Nuveen Maryland Municipal Bond Fund
                Nuveen Flagship New Mexico Municipal Bond Fund
               Nuveen Flagship Pennsylvania Municipal Bond Fund
                 Nuveen Flagship Virginia Municipal Bond Fund

                                 -------------

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective June 29, 1998, the following are changes to the Statement of Additional Information relating to the purchase of shares of the Funds:

     1. The minimum purchase amount described on page S-51 for Class R shares of a Fund has been increased from $1 million to $2.5 million.

     2. For purposes of rights of accumulation described on page S-49, an investor may also include the value on the purchase date of previously purchased shares of Nuveen exchange-traded funds to determine the appropriate volume discount for purchases of Class A Shares.

     3. For purposes of purchasing Class A Shares of each of the Funds at net asset value without a sales charge, the eligibility requirements for employer-sponsored qualified defined contribution retirement plans are as follows: the number of employees required to allow a plan to participate is 25 employees, and the initial purchase amount of an eligible plan is $500,000. Municipal bond funds are not a suitable investment for individuals investing through retirement plans.



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